FORMIDABLE ETF

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
81.81%	COMMON STOCK
4.00%	CONSUMER DISCRETIONARY
	Aptiv plc ADR(A)	7,006	$423,723
	Pearson plc ADR	26,156	421,635
			845,358

4.70%	CONSUMER STAPLES
	Altria Group, Inc.	6,058	316,773
	Nomad Foods Ltd. ADR	40,335	676,821
			993,594

20.08%	ENERGY
	Alliance Resource Partners LP	29,699	780,787
	Baytex Energy Corp. ADR	259,805	670,297
	Cameco Corporation ADR	7,438	382,239
	Energy Transfer LP	58,641	1,148,777
	Hess Corp.	3,080	409,671
	Sitio Royalties Corp., Class A	25,228	483,873
	Uranium Energy Corp. ADR(A)	54,352	363,615
			4,239,259

10.61%	FINANCIALS
	Acacia Research Corp.(A)	418,143	1,814,741
	Patria Investments Ltd. ADR	36,534	424,890
			2,239,631

6.54%	HEALTH CARE
	BioAtla, Inc.(A)	97,154	57,437
	CytomX Therapeutics, Inc.(A)	382,529	394,005
	Royalty Pharma Plc ADR	29,013	740,122
	Viking Therapeutics, Inc.(A)	4,730	190,335
			1,381,899

FORMIDABLE ETF

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value

11.54%	INDUSTRIALS
	Corporacion America Airports SA ADR(A)	22,291	$415,950
	Flux Power Holdings, Inc.(A)	481,916	761,427
	Generac Holdings, Inc.(A)	2,729	423,131
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,601	412,466
	Science Applications International Corp.	3,784	422,976
			2,435,950

6.04%	INFORMATION TECHNOLOGY
	Juniper Networks, Inc.	9,213	345,027
	Nice Systems Ltd. ADR(A)	2,977	505,614
	Qualys, Inc.(A)	3,029	424,726
			1,275,367

10.52%	MATERIALS
	Agnico Eagle Mines Ltd. ADR	5,357	418,971
	Kinross Gold Corp. ADR	45,348	420,376
	Lithium Americas Corp. ADR(A)	127,267	377,983
	Lithium Americas Corp. Argentina ADR(A)	140,399	367,845
	Wheaton Precious Metals Corp. ADR	11,294	635,175
			2,220,350

2.01%	REAL ESTATE
	EPR Properties	9,563	423,450

5.77%	UTILITIES
	Algonquin Power & Utilities Corp. ADR	79,280	352,796
	Brookfield Infrastructure Partners LP ADR	14,324	455,360
	NextEra Energy Partners LP	23,055	410,379
			1,218,535

81.81%	TOTAL COMMON STOCK		17,273,393

FORMIDABLE ETF

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
15.41%	DEBT SECURITIES
15.41%	TREASURIES
	US Treasury 02/13/2025 0.043%(C)	1,210,000	$1,204,035
	US Treasury 04/10/2025 0.043%(C)	1,221,000	1,207,186
	US Treasury 04/03/2025 0.042%(C)	852,000	842,942

15.41%	TOTAL TREASURIES		3,254,163

15.41%	TOTAL DEBT SECURITIES		3,254,163

0.33%	OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.33%	PUT
	VanEck Gold Miners ETF	100	339,100	31	01/17/2025	1,200
	VanEck Gold Miners ETF	100	339,100	33	01/17/2025	4,900
	iShares iBoxx $ High Yield Corporate Bond ETF	1,000	7,865,000	76	01/17/2025	3,000
	iShares iBoxx $ High Yield Corporate Bond ETF	500	3,932,500	77	01/17/2025	4,500
	iShares iBoxx $ High Yield Corporate Bond ETF	500	3,932,500	78	01/17/2025	9,500
	iShares Russell 2000 ETF	100	2,209,600	222	01/17/2025	43,100
	Energy Select Sector SPDR Fund	100	856,600	75	01/17/2025	500
	Energy Select Sector SPDR Fund	100	856,600	78	01/17/2025	1,100
	Energy Select Sector SPDR Fund	100	856,600	80	01/17/2025	1,700
						69,500

0.33%	TOTAL OPTIONS PURCHASED					69,500

97.55%	TOTAL INVESTMENTS					20,597,056

2.45%	Other assets, net of liabilities					516,605
100.00%	NET ASSETS					$21,113,661

(A )Non-income producing

(C) Zero coupon security. The rate shown is the yield-to-maturity on the date of December 31,2024

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

FORMIDABLE ETF

Schedule of Investments

December 31, 2024 (unaudited)

	SHORT INVESTMENTS
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.06%)	OPTIONS WRITTEN
(0.01%)	CALL
	BioAtla, Inc.	300	(17,736)	5	01/17/2025	$(750)
	Wheaton Precious Metals Corp.	40	(224,960)	68	01/10/2025	(1,000)
						(1,750)

(0.05%)	PUT
	iShares Russell 2000 ETF	100	(2,209,600)	212	01/17/2025	(11,100)

(0.06%)	TOTAL OPTIONS WRITTEN					(12,850)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$17,273,393			$17,273,393
DEBT SECURITIES	$3,254,163			$3,254,163
OPTIONS PURCHASED		$69,500		$69,500
TOTAL INVESTMENTS	$20,527,556	$69,500		$20,597,056
OPTIONS WRITTEN		$(12,850)		$(12,850)
TOTAL SHORT INVESTMENTS		$(12,850)		$(12,850)

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $195,549,695, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,144,021
Gross unrealized depreciation	(4,515,051)
Net unrealized appreciation	$(3,371,030)

4